Putnam
Europe
Growth
Fund

ANNUAL REPORT

June 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Morningstar, an independent rating agency, gave the fund's class A shares its highest ranking of 5 stars for overall performance as of June 30, 1998 (based on the fund's average annual returns for the 3- and 5-year periods). This rating put the fund among 10% of the 778 international equity funds rated.*

* Putnam Europe Growth Fund's class A shares were ranked in the top 18% by Lipper Analytical Services for the 5-year period ended June 30, 1998. The fund ranked 4 out of 22 European funds ranked.+


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

18 Financial statements

* Morningstar ratings reflect risk-adjusted performance through 6/30/98 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For both 3- and 5-year performance, the fund received 5 stars. There were 778 and 338 international equity funds rated, respectively, 10% of the funds in an investment category receive 5 stars. Performance of other share classes will vary. Past performance is not indicative of future results.

+ Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund's class A shares ranked 32 out of 82 European funds for 1-year performance as of 6/30/98. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The management of Putnam Europe Growth Fund combined astute stock selection with carefully calculated country weightings to take advantage of a number of attractive equity investments during the fiscal year ended June 30, 1998. The result was another period of positive performance, earning the fund high rankings from mutual fund research organizations, as noted in the Fund Highlights on the facing page.

These results reflect favorably on a management team with considerable experience in European equity markets. This time-tested experience ought to serve the management team well as Europe greets the arrival of Economic and Monetary Union and its new euro early next year.

In the following report, the team reviews fiscal 1998 performance and provides some insights into prospects for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
August 19, 1998



Report from the Fund Managers
Mark D. Pollard
Justin M. Scott
Omid Kamshad

The past year has offered an exceptionally profitable environment for investors in European equity markets. As the portfolio managers of Putnam Europe Growth Fund, we were able to take advantage of numerous attractive opportunities.

Our process of selecting companies with a combination of compelling valuations and reasonably predictable earnings growth allowed your fund's class A shares to post a total return of 35.22% at net asset value (27.42% at public offering price) for the fiscal year ended June 30, 1998, as well as maintain an attractive long-term record relative to its peers (see page 2). Results for other share classes and longer periods can be found on page 9.

* BALANCING BROAD ECONOMIC TRENDS WITH RIGOROUS INDUSTRY AND COMPANY ANALYSIS

A key element of our management approach is balancing the variety of macroeconomic environments within Europe against opportunities uncovered by our in-depth industry and company analysis.

One attractive industry that scores well on both counts is telecommunications, where strong growth expectations were steadily revised upward during the period. These revisions reflected the boom in cellular subscribers; liberalization, which created product innovation and boosted volumes; and strong growth in Internet usage, which, unlike the U.S. business model, actually generates revenues in Europe.

Deutsche Telekom, which dominates the public telecommunications networks in Germany, turned in a strong performance in the spring after a slow start to the year. Mannesmann, also of Germany, is successfully restructuring itself from an engineering group into a fixed and mobile telecom operator, and is also one of the fund's stronger performers.

Elsewhere, Vivendi (formerly Generale des Eaux) has streamlined itself to realize an increasing amount of value from its fast-growing fixed and mobile telecom operations in France. Finally, world-leading telecom equipment manufacturers Nokia of Finland and Ericsson of Sweden continued to perform well for the fund. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Broad trends -- such as the strengthening economies and falling interest rates of peripheral European markets like Ireland, Portugal, Spain, and the Netherlands prior to the formation of the Economic and Monetary Union (EMU) -- benefited the fund. In general, the growth rates in these countries remain significantly higher than those found in the core countries such as France and Germany. However, after significant price appreciation in some of these markets, we have to consider current valuations carefully. In places such as Portugal, we've taken profits on several stocks that we considered overvalued after sharp upward moves.

While Continental Europe performed well, the United Kingdom has been disappointing. The economy has slowed as a result of the strong pound -- which has hurt exporters and has forced manufacturers into a technical recession -- and higher interest rates relative to the rest of Europe. These developments persuaded us to reduce our U.K. exposure from its previously higher levels earlier this period in favor of companies on the Continent. Unfortunately some of our remaining holdings, such as diversified industrial companies BTR and Tomkins, performed poorly.

[GRAPHIC OMITTED: horizontal bar chart of TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United Kingdom     25.9%

France             16.5%

Netherlands        10.6%

Germany            10.1%

Switzerland         9.1%

Footnote reads:
* Based on net assets as of 6/30/98. Holdings will vary over time.

* SEEKING CONSISTENT, LONG-TERM PERFORMANCE

Risk management and a goal of consistent long-term performance have long been driving forces behind the management of your fund. This strategy leads us to take profits -- as we did in some peripheral European markets -- and to consider outside factors such as the financial and economic problems in Asia.

For example, we targeted consumer cyclical companies that benefited from economic recovery in Europe and would not be unduly hurt by the developments in Asia. French-based Lafarge, which has extensive cement and ready-mix concrete operations across Europe, benefited from increasing signs of higher European growth. Additionally, Lafarge has the advantage of being a strong player in a business that does not face pricing pressure from Asian imports.

Automobile manufacturers also benefited from a stronger European economy that spurred higher new car registrations. The anticipation of consolidation in the auto industry brought on largely by the Daimler-Chrysler merger announcement added further to the returns of auto stocks. Volvo and BMW remain likely merger candidates -- although not necessarily with each other. This is due to the strength of their particular business niches but relatively small size in an industry in which economies of scale have become increasingly important.

While risks associated with the Asian situation led us away from certain companies, the fund continues to hold HSBC -- which is dual listed in London and Hong Kong and has, in our opinion, been unfairly hurt by its Asian connections. HSBC is a very well-managed institution that ranks among the world's largest and most successful banks. The company has significant businesses in the United Kingdom, Canada, and Brazil in addition to Hong Kong. Given HSBC's inherent strength, we believe it could be well positioned to actually take advantage of the downturn in the Asian economies and buy additional Asian operations at low prices.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Nestle S.A. (Switzerland)
Food and beverages

Vivendi (France)
Environmental control

Internationale Nederlanden Groep (Netherlands)
Insurance and finance

UBS AG (Switzerland)
Banking

Novartis AG ADR (Switzerland)
Pharmaceuticals

Mannesmann AG (Germany)
Business equipment and services

Akzo-Nobel N.V. (Netherlands)
Chemicals

Philips Electronics N.V. (Netherlands)
Electronics and electrical equipment

Allied Irish Banks PLC (Ireland)
Insurance and finance

Scottish Power PLC (United Kingdom)
Utilities

These holdings represent 22.0% of the fund's net assets as of 6/30/98. Portfolio holdings will vary over time.

* OTHER AREAS OF OPPORTUNITY

Banking and financial companies have benefited for some time from the favorable interest-rate environment in Europe. We were particularly encouraged by the shift from traditional bank lending activity to profitable fee-based businesses such as asset management and securities trading. Additionally, we believe the consolidation in European banking is still in its early stages and will continue following the EMU. Two of the fund's top 10 holdings reflect these trends: Union Bank of Switzerland (UBS) and Internationale Nederlanden Groep (ING) of the Netherlands.

We have also devoted a small portion of the fund's holdings to developing European countries such as Greece and Poland. In Greece, we targeted the newly privatized telecommunications operator Hellenic Telecom Organization and cellular operator STET Hellas, another recent privatization. In Poland, our principal holding is Bank Handlowy, one of the largest and strongest franchises in the country, as well as several smaller banks including Bank Slaski, a subsidiary of ING, and Wielkopolski Bank Kredytowy (WBK), a unit of Allied Irish Banks.

*OUTLOOK REMAINS POSITIVE

This past May, 11 European countries were officially selected for membership to the EMU, which is set to begin in January 1999. EMU offers potential advantages such as more competitive companies, broader and more liquid financial markets, lower interest rates, and stable exchange rates. It is also acting as a catalyst for change throughout the region.

Overall our outlook for Europe -- especially Continental Europe -- remains positive. While we cannot expect returns to continue to accrue at the pace we've experienced in the past year, the combination of low interest rates, lower budget deficits, significant corporate restructuring, positive earnings revisions, and good valuations should continue to make European markets especially attractive in comparison to those of other regions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations, not present with U.S. investments. Funds investing in a single sector may be subject to more volatility than those investing in a diverse group of sectors.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Europe Growth Fund is designed for investors seeking capital appreciation through investments primarily in common stocks and other securities of European companies.

TOTAL RETURN FOR PERIODS ENDED 6/30/98

                      Class A           Class B          Class M
(inception date)     (9/7/90)          (2/1/94)          (12/1/94)
                    NAV     POP      NAV      CDSC      NAV      POP
------------------------------------------------------------------------
1 year            35.22%   27.42%   34.26%   29.26%    34.56%   29.87%
------------------------------------------------------------------------
5 years          195.45   178.47   184.90   182.90    189.73   179.58
Annual average    24.19    22.73    23.29    23.12     23.71    22.83
------------------------------------------------------------------------
Life of fund     268.18   246.96   247.05   247.05    255.26   242.65
Annual average    18.16    17.27    17.27    17.27     17.62    17.08
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/98

                         MSCI Europe          Consumer
                           Index            Price Index
------------------------------------------------------------------------
1 year                    37.06%               1.68%
------------------------------------------------------------------------
5 years                  181.23               12.88
Annual average            22.98                2.45
------------------------------------------------------------------------
Life of fund             212.99               23.86
Annual average            15.69                2.77
------------------------------------------------------------------------

Past performance is not indicative of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
9/7/90
              Fund's class A    MSCI Europe     Consumer Price
Date          shares at POP        Index            Index

9/90              9,424           10,000           10,000
6/91              9,792            9,318           10,334
6/92             11,662           11,415           10,643
6/93             11,743           11,129           10,973
6/94             14,027           12,895           11,246
6/95             16,950           15,317           11,588
6/96             19,970           17,565           11,907
6/97             25,659           22,833           12,181
6/98            $34,696          $31,299          $12,386

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $34,705 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $35,526 at net asset value ($34,265 at public offering price).



PRICE AND DISTRIBUTION INFORMATION
12 months ended 6/30/98
                            Class A          Class B        Class M
------------------------------------------------------------------------
Distributions (number)         1                1              1
------------------------------------------------------------------------
Income                      $0.373           $0.265         $0.298
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                    0.826            0.826          0.826
------------------------------------------------------------------------
Short-term                   0.303            0.303          0.303
------------------------------------------------------------------------
   Total                    $1.502           $1.394         $1.427
------------------------------------------------------------------------
Share value:             NAV      POP          NAV         NAV      POP
------------------------------------------------------------------------
6/30/97                $18.96   $20.12       $18.56      $18.85   $19.53
------------------------------------------------------------------------
6/30/98                 23.68    25.12        23.11       23.51    24.36
------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International Europe Index (MSCI) is an unmanaged list of approximately 627 equity securities originating in one of the 15 European countries, with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and dividend payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended June 30, 1998

To the Trustees and Shareholders of
Putnam Europe Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Europe Growth Fund (the "fund") at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 17, 1998



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER]Closed to new investors. Some exceptions may apply.
 Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

    Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
June 30, 1998


COMMON STOCKS (96.6%) (a)
NUMBER OF SHARES                                                                                        VALUE

Austria (1.1%)
-------------------------------------------------------------------------------------------------------------
               92,667  Erste Bank                                                              $    5,611,323
               24,440  EVN Energie-Versorgung Niederoesterreich AG                                  3,652,450
               54,533  VA Technolgies AG                                                            6,775,884
                                                                                               --------------
                                                                                                   16,039,657

Denmark (0.7%)
-------------------------------------------------------------------------------------------------------------
               38,365  Sydbank AS                                                                   2,135,260
               91,293  Unidanmark AS                                                                8,198,659
                                                                                               --------------
                                                                                                   10,333,919

Finland (1.8%)
-------------------------------------------------------------------------------------------------------------
               47,896  Huhtamaki I Free                                                             2,737,961
              326,955  Oy Nokia AB Class A                                                         24,017,613
                                                                                               --------------
                                                                                                   26,755,574

France (16.5%)
-------------------------------------------------------------------------------------------------------------
              188,409  AGF (Assurances Generales de France)                                        10,636,970
               34,654  Alcatel Alsthom S.A.                                                         7,040,032
              294,839  Banque Nationale de Paris                                                   24,036,714
               89,090  Credit Commercial de France                                                  7,483,589
              153,029  Elf Aquitaine S.A.                                                          21,466,235
               96,351  Lafarge Coppee                                                               9,938,011
              404,861  Michelin Corp. Class B                                                      23,318,177
               40,622  Peugeot Citroen S.A.                                                         8,715,010
              170,989  Renault S.A. (NON)                                                           9,704,285
              243,793  SCOR                                                                        15,429,428
              121,949  Societe Generale                                                            25,297,449
              167,781  STMicroelectronics N.V.                                                     11,864,702
               96,744  STMicroelectronics N.V.-N.Y. (NON)                                           6,759,987
              167,980  Total S.A. Class B                                                          21,789,303
               11,767  Union des Assurances Federales                                               1,850,640
              171,323  Vivendi                                                                     36,501,031
                                                                                               --------------
                                                                                                  241,831,563

Germany (10.1%)
-------------------------------------------------------------------------------------------------------------
               27,153  Allianz Versicherungs AG (NON)                                               9,034,727
              193,508  Bayer AG ADR (NON)                                                           9,999,252
               17,353  Bayerische Motoren Werke (BMW) AG                                           17,467,021
              260,236  Deutsche Bank AG                                                            21,970,685
              535,765  Deutsche Lufthansa AG                                                       13,471,933
              473,180  Deutsche Telekom AG                                                         12,932,278
              293,120  Mannesmann AG                                                               30,082,302
               17,909  Munich Re                                                                    8,877,712
              146,239  Veba AG                                                                      9,818,038
               15,020  Volkswagon AG (NON)                                                         14,484,018
                                                                                               --------------
                                                                                                  148,137,966

Greece (1.2%)
-------------------------------------------------------------------------------------------------------------
              471,707  Hellenic Telecommunication Organization S.A.                                12,079,962
              123,982  STET Hellas Telecommunications S.A. (NON)                                    5,145,253
                                                                                               --------------
                                                                                                   17,225,215

Ireland (4.4%)
-------------------------------------------------------------------------------------------------------------
            1,867,410  Allied Irish Banks PLC                                                      26,911,880
              485,456  Bank of Ireland                                                              9,902,652
            1,562,412  CRH PLC                                                                     22,124,860
            1,075,020  Greencore Group PLC                                                          5,837,746
                                                                                               --------------
                                                                                                   64,777,138

Italy (3.4%)
-------------------------------------------------------------------------------------------------------------
            2,090,599  Banca Commerciale Italiana                                                  12,480,697
              199,017  Banca Popolare di Bergamo                                                    4,090,780
            2,327,298  Ente Nazionale Idrocarburi (ENI) SPA                                        15,226,944
            2,477,350  Telecom Italia SPA                                                          18,205,220
                                                                                               --------------
                                                                                                   50,003,641

Netherlands (10.6%)
-------------------------------------------------------------------------------------------------------------
            1,007,722  ABN AMRO Holding N.V.                                                       23,536,588
              133,524  Akzo-Nobel N.V.                                                             29,626,866
              556,764  Internationale Nederlanden Groep                                            36,389,089
              168,830  Koninklijke KPN N.V.                                                         6,486,452
               83,693  Nutreco Holding N.V.                                                         2,923,916
              106,302  Nutreco Holding N.V. 144A (NON)                                              3,740,912
              344,222  Philips Electronics N.V.                                                    28,882,219
              168,830  TNT Post Group N.V.                                                          4,307,733
              309,226  Vendex International N.V.                                                   11,607,355
              296,059  Vedior N.V. (NON)                                                            8,352,989
                                                                                               --------------
                                                                                                  155,854,119

Poland (0.8%)
-------------------------------------------------------------------------------------------------------------
              128,055  Bank Handlowy W Warszawie 144A (NON)                                         2,443,868
                6,200  Bank Handlowy W Warszawie                                                      118,324
              124,858  Bank Handlowy W Warszawie GDR                                                2,353,573
              190,564  Bank Handlowy W Warszawie 144A, GDR                                          3,592,131
               20,169  Bank Slaski S.A.                                                             1,354,440
              294,242  Wielkopolski Bank Kredytowy S.A.                                             2,279,964
                                                                                               --------------
                                                                                                   12,142,300

Portugal (2.9%)
-------------------------------------------------------------------------------------------------------------
               37,647  Banco Comercial Portugues, S.A.                                              1,067,113
              231,656  Cimpor-Cimentos de Portugal, SGPS, S.A.                                      8,124,991
              670,359  Electricidade de Portugal S.A.                                              15,556,221
              322,618  Portugal Telecom S.A.                                                       17,068,915
                                                                                               --------------
                                                                                                   41,817,240

Spain (3.1%)
-------------------------------------------------------------------------------------------------------------
               22,982  Banco Pastor S.A.                                                            1,295,584
               32,739  CF Alba                                                                      3,595,233
              438,703  Iberdola S.A.                                                                7,119,208
              259,954  Metrovacesa                                                                  7,640,728
              144,382  Mapfre Vida Seguros                                                          6,887,884
              397,376  Telfonica de Espana                                                         18,361,560
                                                                                               --------------
                                                                                                   44,900,197

Sweden (5.0%)
-------------------------------------------------------------------------------------------------------------
                8,254  Fastighets AB Balder                                                            82,106
              168,871  ForeningsSparbanken AB                                                       5,071,201
              563,049  LM Ericsson Class B                                                         16,415,218
              568,272  Nordbanken Holding AG                                                        4,159,649
              145,662  Pharmacia & Upjohn, Inc. ADS                                                 6,688,933
              245,300  Skandinaviska Enskilda Bank Class A                                          4,189,621
              545,989  Svenska Cellulosa AB Class B                                                14,107,449
              252,325  Svenska Handelsbanken                                                       11,681,713
              386,130  Volvo AB                                                                    11,474,710
                                                                                               --------------
                                                                                                   73,870,600

Switzerland (9.1%)
-------------------------------------------------------------------------------------------------------------
                3,225  Julius Baer Holdings AG                                                     10,074,144
                4,889  Liechtenstein Global Trust AG                                                5,342,818
               19,635  Nestle S.A.                                                                 41,958,664
               19,444  Novartis AG ADR                                                             32,308,529
               89,100  Union Bank of Switzerland AG                                                33,082,554
               16,952  Zurich Versicherungs                                                        10,802,855
                                                                                               --------------
                                                                                                  133,569,564

United Kingdom (25.9%)
-------------------------------------------------------------------------------------------------------------
            5,309,705  Avis Europe PLC 144A ADR (NON)                                              24,014,972
            2,069,736  B A T Industries PLC (NON)                                                  20,700,258
            1,275,839  Bass PLC                                                                    23,882,796
            1,716,468  British Airways PLC                                                         18,554,756
            1,464,059  British Petroleum Co. PLC                                                   21,329,445
            2,448,305  BTR PLC                                                                      6,937,834
            1,028,686  Burmah Castrol PLC                                                          18,347,469
              995,600  Cable & Wireless Communications (NON)                                       10,073,563
            1,505,876  Cookson Group PLC                                                            5,170,898
            1,094,599  Dixons Group PLC                                                             8,721,526
              694,712  Glaxo Wellcome PLC                                                          20,832,698
              769,883  Granada Group PLC                                                           14,142,164
              765,397  HSBC Holdings PLC                                                           19,405,530
              373,049  Molins PLC                                                                   1,355,601
              587,756  National Westminster Bank                                                   10,492,913
            1,610,918  Peninsular and Oriental Steam Navigation Co.                                23,173,612
              518,555  Premier Farnell PLC                                                          2,627,713
              890,514  Rio Tinto PLC                                                               10,019,685
            1,137,887  Royal & Sun Alliance Insurance Group PLC                                    11,750,328
            3,059,515  Scottish Power PLC                                                          26,774,504
            1,437,670  Securicor Group PLC (NON)                                                   11,694,686
              350,945  Siebe PLC                                                                    7,002,333
              828,329  Smiths Industries PLC                                                       11,460,155
            1,638,454  Storehouse PLC                                                               6,800,536
            2,521,085  Thomson Travel Group PLC 144A (NON)                                          7,858,482
            4,166,639  Tomkins PLC                                                                 22,589,818
            1,147,763  Vodafone Group PLC                                                          14,549,933
                                                                                               --------------
                                                                                                  380,264,208
                                                                                               --------------
                       Total Common Stocks (cost $1,147,022,764)                               $1,417,522,901

SHORT-TERM INVESTMENTS (3.8%) (a) (cost $55,453,933)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $55,445,000  Interest in $11,687,000 joint repurchase agreement dated
                         June 30, 1998 with SBC Warburg due July 1, 1998 with
                         respect to various U.S. Treasury obligations -- maturity
                         value of $55,453,933 for an effective yield of 5.8%                      $55,453,933
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $1,202,476,697) (b)                             $1,472,976,834
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $1,467,779,504.

(b)   The aggregate identified cost on a tax basis is $1,203,726,323, resulting in gross unrealized appreciation and depreciation of $302,270,337 and $33,019,826, respectively, or net unrealized appreciation of
      $269,250,511.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS, or GDR after the name of a foreign holding stands for American Depository Receipts, American
      Depository Shares or Global Depository Receipts, respectively representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry concentration greater than 10% at June 30, 1998 (as a percentage of net assets) (unaudited):

      Insurance and Finance     26.3%

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,202,476,697) (Note 1)                                            $1,472,976,834
---------------------------------------------------------------------------------------------------
Foreign currency (cost $109,691)                                                            109,454
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         5,864,240
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   16,592,812
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           15,278,916
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          1,025,313
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,511,847,569

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                             18,798
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         34,431,891
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                5,694,774
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,333,043
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  234,400
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 9,222
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  4,795
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,033,319
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      307,823
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        44,068,065
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,467,779,504

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,125,017,479
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             10,855,424
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment
and foreign currency transactions (Note 1)                                               61,422,187
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            270,484,414
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,467,779,504

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($791,870,803 divided by 33,446,305 shares)                                                  $23.68
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $23.68)*                                      $25.12
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($633,294,378 divided by 27,407,713 shares)**                                                $23.11
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($42,614,323 divided by 1,812,970 shares)                                                    $23.51
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $23.51)*                                      $24.36
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended June 30, 1998

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,071,407)                                          $ 22,158,596
--------------------------------------------------------------------------------------------------
Interest                                                                                 2,238,907
--------------------------------------------------------------------------------------------------
Total investment income                                                                 24,397,503

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         6,715,370
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,339,412
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           19,283
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            16,268
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,210,708
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    3,880,500
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      176,038
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     76,939
--------------------------------------------------------------------------------------------------
Registration fees                                                                          195,174
--------------------------------------------------------------------------------------------------
Auditing                                                                                    37,937
--------------------------------------------------------------------------------------------------
Legal                                                                                       10,380
--------------------------------------------------------------------------------------------------
Postage                                                                                    129,151
--------------------------------------------------------------------------------------------------
Other                                                                                       31,002
--------------------------------------------------------------------------------------------------
Total expenses                                                                          14,838,162
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (361,405)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            14,476,757
--------------------------------------------------------------------------------------------------
Net investment income                                                                    9,920,746
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        84,285,496
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Notes 1 and 3)                       1,752,957
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                        (490,942)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                             178,897,566
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                264,445,077
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $274,365,823
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                             Year ended June 30
                                                                                      --------------------------------
                                                                                          1998               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    9,920,746       $  4,096,685
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            86,038,453         34,980,853
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                        178,406,624         62,782,001
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    274,365,823        101,859,539
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (7,640,645)        (2,225,968)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (4,471,018)        (1,016,631)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (297,933)           (79,263)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (23,126,779)       (11,300,291)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (19,048,225)        (8,451,546)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (1,128,746)          (486,635)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       658,369,779        290,304,737
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            877,022,256        368,603,942

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       590,757,248        222,153,306
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $10,855,424
and $11,565,812, respectively)                                                       $1,467,779,504       $590,757,248
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                          Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $18.96           $15.91           $13.88           $11.64            $9.84
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .31(c)           .24(c)           .24(c)           .18              .18
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.91             4.07             2.19             2.22             1.73
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                6.22             4.31             2.43             2.40             1.91
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.37)            (.20)              --               --             (.11)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.13)           (1.06)            (.40)            (.16)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.50)           (1.26)            (.40)            (.16)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $23.68           $18.96           $15.91           $13.88           $11.64
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           35.22            28.49            17.82            20.84            19.45
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $791,871         $313,492         $127,980          $90,420          $67,471
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.32             1.45             1.47             1.38             1.50
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            1.46             1.43             1.59             1.45             1.17
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              48.86            55.45            38.85            44.33            36.73
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                      $.0416           $.0435
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is requuired for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Feb. 1, 1994+
operating performance                                                  Year ended June 30                          to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $18.56           $15.64           $13.75           $11.62           $12.49
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .14(c)           .13(c)           .14(c)           .08              .04
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.80             3.97             2.15             2.21             (.91)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                5.94             4.10             2.29             2.29             (.87)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.26)            (.12)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.13)           (1.06)            (.40)            (.16)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.39)           (1.18)            (.40)            (.16)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $23.11           $18.56           $15.64           $13.75           $11.62
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           34.26            27.51            16.95            19.92            (6.97)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $633,294         $261,454          $90,126          $45,733          $21,368
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            2.07             2.20             2.23             2.13              .95*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                             .69              .76              .96              .74              .54*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              48.86            55.45            38.85            44.33            36.73
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                      $.0416           $.0435
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is requuired for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Dec. 1, 1994+
operating performance                                                          Year ended June 30                  to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $18.85           $15.86           $13.90           $12.35
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .20(c)           .19(c)           .24(c)           .09
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            5.89             4.03             2.12             1.62
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 6.09             4.22             2.36             1.71
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.30)            (.17)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.13)           (1.06)            (.40)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.43)           (1.23)            (.40)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $23.51           $18.85           $15.86           $13.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            34.56            27.91            17.28            14.06*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $42,614          $15,811           $4,047             $746
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.82             1.95             2.02             1.08*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                              .99             1.10             1.59             1.61*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               48.86            55.45            38.85            44.33
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                       $.0416           $.0435
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is requuired for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
June 30, 1998

Note 1
Significant accounting policies

Putnam Europe Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of European companies.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at fair market value, which is determined using the last reported sale price, or, if no sales are reported--as is the case of some securities traded over-the-counter--the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized gains and losses on foreign currency and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 1998, the fund reclassified $1,778,462 to increase undistributed net investment income and $192,577 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments of $1,971,039. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 1998, fund expenses were reduced by $361,405 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee of which $1,200 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $790,212 and $44,390 from the sale of class A and class M shares, respectively and $427,456 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $18,565 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $986,611,200 and $412,920,747, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                           June 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      54,950,759   $1,141,020,246
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,533,660       27,866,577
------------------------------------------------------------
                                 56,484,419    1,168,886,823

Shares
repurchased                     (39,575,591)    (811,313,477)
------------------------------------------------------------
Net increase                     16,908,828   $  357,573,346
------------------------------------------------------------

                                            Year ended
                                           June 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      42,860,100   $  736,786,046
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       760,153       12,291,699
------------------------------------------------------------
                                 43,620,253      749,077,745

Shares
repurchased                     (35,128,868)    (606,739,760)
------------------------------------------------------------
Net increase                      8,491,385   $  142,337,985
------------------------------------------------------------

                                            Year ended
                                           June 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      22,984,899   $  477,136,111
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,192,124       21,231,758
------------------------------------------------------------
                                 24,177,023      498,367,869

Shares
repurchased                     (10,853,484)    (218,673,987)
------------------------------------------------------------
Net increase                     13,323,539   $  279,693,882
------------------------------------------------------------

                                            Year ended
                                           June 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      18,005,860     $301,810,768
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       531,337        8,442,924
------------------------------------------------------------
                                 18,537,197      310,253,692

Shares
repurchased                     (10,217,228)    (171,957,060)
------------------------------------------------------------
Net increase                      8,319,969     $138,296,632
------------------------------------------------------------

                                            Year ended
                                           June 30, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,224,241     $ 47,334,934
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        74,988        1,356,492
------------------------------------------------------------
                                  2,299,229       48,691,426

Shares
repurchased                      (1,325,283)     (27,588,875)
------------------------------------------------------------
Net increase                        973,946     $ 21,102,551
------------------------------------------------------------

                                            Year ended
                                           June 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,929,111     $ 33,275,091
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        33,373          537,639
------------------------------------------------------------
                                  1,962,484       33,812,730

Shares
repurchased                      (1,378,637)     (24,142,610)
------------------------------------------------------------
Net increase                        583,847     $  9,670,120
------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $74,580,649 as capital gain, which includes $31,205,948 as 20% capital gain, for its taxable year ended June 30, 1998.

For the period, dividends from foreign countries were $24,169,118 or $0.386 per share (for all share classes). Taxes paid to foreign countries were $2,071,407 or $0.033 per share (for all classes of shares).

The fund has designated 0.07% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Mark D. Pollard
Vice President and Fund Manager

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Europe Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
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Putnam
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--------------------

AN005 44642 057/234/688     8/98